Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of key management personnel

	December 31, 2025	December 31, 2024	December 31,2023
Remuneration	29,255	50,162	29,170
Social charges	6,582	11,286	6,563
Total	35,837	61,448	35,733